Supplemental disclosure of cash flow information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Changes in Operating Assets and Liabilities

	Years ended December 31,
	2021	2020	2019
	$	$	$
Changes in operating assets and liabilities:
Trade and other receivables	120	(1,023)	(371)
Inventory	(56)	1,182	(971)
Prepaid expenses and other current assets	(750)	(702)	(170)
Payables and accrued liabilities	634	51	(615)
Income taxes payable	(109)	395	(188)
Deferred revenues	3,010	3,031	743
Provision for restructuring and other costs	—	—	(389)
Employee future benefits (note 18)	(349)	(532)	(483)
	2,500	2,402	(2,444)